LEASES - Operating Lease Liabilities and Right-of-use Assets Recognized Upon Adoption of IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Non-cancellable operating lease commitments as of December 31, 2018	$ 0		$ 1,869
Undiscounted operating lease commitments as of January 1, 2019	1,370
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	$ 1,127	$ 1,559
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Recognition exemption for leases of low-value assets		(58)
Recognition exemption for short-term leases		(20)
Undiscounted operating lease commitments as of January 1, 2019		1,791
Effects of discounting using incremental borrowing rates (weighted average rate of 4.7%)		$ (632)
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.70%
Lease liabilities related to assets held for sale		$ (23)
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17		$ 1,136